The Gabelli Dividend & Income Trust
Schedule of Investments — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 94.9%
Aerospace  — 1.3%
7,370 Allient Inc. ...................... $ 227,880
1,950 BAE Systems plc, ADR ............. 96,428
200 General Dynamics Corp. ............ 44,194
13,500 HEICO Corp. ..................... 2,186,055
75,000 Howmet Aerospace Inc. ............. 3,468,750
70,000 Kaman Corp. .................... 1,375,500
59,250 L3Harris Technologies Inc. ........... 10,316,610
2,325 Mercury Systems Inc.† ............. 86,234
213 Northrop Grumman Corp. ........... 93,760
1,200,000 Rolls-Royce Holdings plc† ........... 3,234,241
440 RTX Corp. ...................... 31,667
400 Thales SA ...................... 56,288
56,000 The Boeing Co.† .................. 10,734,080
31,951,687
Agriculture  — 0.0%
5,000 Corteva Inc. ..................... 255,800
Automotive  — 0.9%
15,000 Daimler Truck Holding AG ........... 520,484
50,000 Ford Motor Co. ................... 621,000
67,500 General Motors Co. ................ 2,225,475
306,000 Iveco Group NV† ................. 2,867,021
100,000 PACCAR Inc. .................... 8,502,000
22,800 Tesla Inc.† ...................... 5,705,016
46,000 Traton SE ....................... 969,266
21,410,262
Automotive: Parts and Accessories  — 2.8%
48,676 Aptiv plc† ...................... 4,798,967
276,432 Dana Inc. ....................... 4,055,257
200,000 Dowlais Group plc ................. 262,078
276,015 Garrett Motion Inc.† ............... 2,174,998
270,400 Genuine Parts Co. ................. 39,040,352
6,000 Lear Corp. ...................... 805,200
30,000 Modine Manufacturing Co.† .......... 1,372,500
6,000 Monro Inc. ...................... 166,620
15,000 O'Reilly Automotive Inc.† ............ 13,632,900
12,000 Visteon Corp.† ................... 1,656,840
67,965,712
Aviation: Parts and Services  — 0.0%
2,428 Astronics Corp.† .................. 38,508
Broadcasting  — 0.6%
705,000 Grupo Televisa SAB, ADR ............ 2,150,250
32,121 Liberty Broadband Corp., Cl. C† ....... 2,933,290
323,000 Liberty Global plc, Cl. C† ............ 5,994,880
100,000 Liberty Media Corp.-Liberty SiriusXM† .. 2,546,000
145,000 Sinclair Inc. ..................... 1,626,900
Shares
Market
Value
20,000 TEGNA Inc. ..................... $ 291,400
15,542,720
Building and Construction  — 1.8%
9,000 Arcosa Inc. ...................... 647,100
82,000 Carrier Global Corp. ............... 4,526,400
78,200 Fortune Brands Innovations Inc. ....... 4,860,912
4,500 H&E Equipment Services Inc. ......... 194,355
121,693 Herc Holdings Inc. ................ 14,474,165
211,700 Johnson Controls International plc ..... 11,264,557
36,090 Masterbrand Inc.† ................. 438,493
11,000 Sika AG ........................ 2,801,224
8,500 United Rentals Inc. ................ 3,778,845
42,986,051
Business Services  — 2.9%
45,000 Diebold Nixdorf Inc.† .............. 0
15,000 Jardine Matheson Holdings Ltd. ....... 696,300
66,000 JCDecaux SE† ................... 1,117,852
1,000 Loomis AB ...................... 26,964
144,620 Mastercard Inc., Cl. A .............. 57,256,504
32,000 Rentokil Initial plc, ADR ............. 1,185,600
30,503 Steel Partners Holdings LP† .......... 1,296,991
25,000 Stericycle Inc.† ................... 1,117,750
41,600 Visa Inc., Cl. A ................... 9,568,416
72,266,377
Cable and Satellite  — 1.1%
15,000 AMC Networks Inc., Cl. A† ........... 176,700
7,445 Charter Communications Inc., Cl. A† .... 3,274,460
15,000 Cogeco Inc. ..................... 544,119
388,000 Comcast Corp., Cl. A ............... 17,203,920
20,000 EchoStar Corp., Cl. A† .............. 335,000
10,000 Liberty Latin America Ltd., Cl. A† ...... 81,600
69,000 Liberty Latin America Ltd., Cl. C† ...... 563,040
95,000 Rogers Communications Inc., Cl. B ..... 3,647,050
90,000 WideOpenWest Inc.† ............... 688,500
26,514,389
Communications Equipment  — 0.4%
24,200 Arista Networks Inc.† .............. 4,451,106
106,000 Corning Inc. ..................... 3,229,820
7,500 QUALCOMM Inc. ................. 832,950
85,000 Telesat Corp.† ................... 1,215,500
9,729,376
Computer Hardware  — 0.9%
123,650 Apple Inc. ...................... 21,170,117
10,000 Dell Technologies Inc., Cl. C .......... 689,000
5,000 HP Inc. ........................ 128,500
17,500 Micron Technology Inc. ............. 1,190,525
23,178,142
Computer Software and Services  — 7.8%
5,000 3D Systems Corp.† ................ 24,550

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
1,000 Activision Blizzard Inc. .............. $ 93,630
16,800 Adobe Inc.† ..................... 8,566,320
1,000 Akamai Technologies Inc.† ........... 106,540
1,000 Alibaba Group Holding Ltd., ADR† ..... 86,740
88,780 Alphabet Inc., Cl. A† ............... 11,617,751
315,100 Alphabet Inc., Cl. C† ............... 41,545,935
174,900 Amazon.com Inc.† ................ 22,233,288
5,000 Avid Technology Inc.† .............. 134,350
8,520 Backblaze Inc., Cl. A† .............. 46,860
4,000 Check Point Software Technologies Ltd.† . 533,120
23,000 Cisco Systems Inc. ................ 1,236,480
22,700 CrowdStrike Holdings Inc., Cl. A† ...... 3,799,526
30,000 eBay Inc. ....................... 1,322,700
150,610 Edgio Inc.† ...................... 128,335
5,000 Fastly Inc., Cl. A† ................. 95,850
6,600 Fiserv Inc.† ..................... 745,536
2,500 Gen Digital Inc. ................... 44,200
500,000 Hewlett Packard Enterprise Co. ........ 8,685,000
4,790 Intuit Inc. ....................... 2,447,403
59,000 Kyndryl Holdings Inc.† ............. 890,900
38,750 Meta Platforms Inc., Cl. A† .......... 11,633,137
142,800 Microsoft Corp. .................. 45,089,100
12,000 MKS Instruments Inc. .............. 1,038,480
75,000 N-able Inc.† ..................... 967,500
2,500 Oracle Corp. ..................... 264,800
40,000 Oxford Metrics plc ................ 44,168
67,000 Rockwell Automation Inc. ........... 19,153,290
4,500 SAP SE, ADR .................... 581,940
10,200 ServiceNow Inc.† ................. 5,701,392
88,854 SolarWinds Corp.† ................ 838,782
12,000 Stratasys Ltd.† ................... 163,320
39,514 Vimeo Inc.† ..................... 139,879
8,000 VMware Inc., Cl. A† ................ 1,331,840
191,332,642
Consumer Products  — 1.7%
30,000 Church & Dwight Co. Inc. ........... 2,748,900
341,000 Edgewell Personal Care Co. .......... 12,603,360
57,000 Energizer Holdings Inc. ............. 1,826,280
99,000 Hanesbrands Inc. ................. 392,040
2,081 HNI Corp. ....................... 72,065
700 Johnson Outdoors Inc., Cl. A ......... 38,283
80 Kering SA ...................... 36,530
3,000 Kimberly-Clark Corp. ............... 362,550
3,995 Nintendo Co. Ltd., ADR ............. 41,348
137,000 Philip Morris International Inc. ........ 12,683,460
2,870 Spectrum Brands Holdings Inc. ....... 224,864
250 The Estee Lauder Companies Inc., Cl. A .. 36,138
73,000 The Procter & Gamble Co. ........... 10,647,780
Shares
Market
Value
5,000 The Scotts Miracle-Gro Co. .......... $ 258,400
41,971,998
Consumer Services  — 0.2%
86,530 Arlo Technologies Inc.† ............. 891,259
23,000 Ashtead Group plc ................ 1,403,676
750 Booking Holdings Inc.† ............. 2,312,962
150,000 Rentokil Initial plc ................. 1,116,758
7,000 Travel + Leisure Co. ................ 257,110
72 Vroom Inc.† ..................... 81
5,981,846
Diversified Industrial  — 3.7%
500 Agilent Technologies Inc. ............ 55,910
10,555 American Outdoor Brands Inc.† ....... 103,228
237,000 Ampco-Pittsburgh Corp.† ........... 623,310
10,845 AZZ Inc. ........................ 494,315
95,000 Bouygues SA .................... 3,328,540
4,800 Crane Co. ....................... 426,432
3,000 Crane NXT Co. ................... 166,710
38,400 Eaton Corp. plc ................... 8,189,952
10,600 General Electric Co. ................ 1,171,830
3,500 Graham Corp.† ................... 58,100
176,000 Griffon Corp. .................... 6,981,920
178,800 Honeywell International Inc. .......... 33,031,512
11,000 Hyster-Yale Materials Handling Inc. ..... 490,380
2,300 Intevac Inc.† .................... 7,153
39,350 ITT Inc. ........................ 3,852,759
10,000 nVent Electric plc ................. 529,900
15,000 Pentair plc ...................... 971,250
10,678 Proto Labs Inc.† .................. 281,899
6,500 Sulzer AG ....................... 622,412
289,000 Textron Inc. ..................... 22,582,460
15,225 The Sherwin-Williams Co. ........... 3,883,136
300,000 Toray Industries Inc. ............... 1,561,831
36,000 Trinity Industries Inc. ............... 876,600
90,291,539
Electronics  — 2.8%
13,000 Bel Fuse Inc., Cl. B ................ 620,360
45,000 Flex Ltd.† ....................... 1,214,100
58,000 Intel Corp. ...................... 2,061,900
765 Kimball Electronics Inc.† ............ 20,946
158,000 Resideo Technologies Inc.† .......... 2,496,400
1,650 Signify NV ...................... 44,501
382,000 Sony Group Corp., ADR ............. 31,480,620
38,000 TE Connectivity Ltd. ............... 4,694,140
78,000 Texas Instruments Inc. ............. 12,402,780
23,800 Thermo Fisher Scientific Inc. ......... 12,046,846
3,500 Universal Display Corp. ............. 549,465
67,632,058
Energy and Utilities: Electric  — 0.4%
11,000 ALLETE Inc. ..................... 580,800

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Electric (Continued)
5,000 American Electric Power Co. Inc. ...... $ 376,100
29,000 Electric Power Development Co. Ltd. .... 469,232
129,000 Evergy Inc. ...................... 6,540,300
12,000 Pinnacle West Capital Corp. .......... 884,160
6,000 Portland General Electric Co. ......... 242,880
61,600 The AES Corp. ................... 936,320
6,500 WEC Energy Group Inc. ............. 523,575
10,553,367
Energy and Utilities: Integrated  — 1.2%
10,000 Avangrid Inc. .................... 301,700
20,000 Chubu Electric Power Co. Inc. ........ 255,220
20,000 Endesa SA ...................... 407,570
228,000 Enel SpA ....................... 1,402,928
52,000 Eversource Energy ................ 3,023,800
23,000 Hawaiian Electric Industries Inc. ....... 283,130
410,000 Hera SpA ....................... 1,122,694
16,000 Hokkaido Electric Power Co. Inc. ...... 69,829
45,000 Iberdrola SA, ADR ................. 2,013,300
115,000 Korea Electric Power Corp., ADR† ...... 740,600
23,000 Kyushu Electric Power Co. Inc.† ....... 150,122
27,500 MGE Energy Inc. .................. 1,884,025
103,000 NextEra Energy Inc. ................ 5,900,870
40,650 NextEra Energy Partners LP .......... 1,207,305
49,000 NiSource Inc. .................... 1,209,320
4,000 Northwestern Energy Group Inc. ....... 192,240
57,500 OGE Energy Corp. ................. 1,916,475
11,000 Ormat Technologies Inc. ............ 769,120
240,000 PG&E Corp.† .................... 3,871,200
18,000 PNM Resources Inc. ............... 802,980
30,000 Public Service Enterprise Group Inc. .... 1,707,300
50,000 Shikoku Electric Power Co. Inc. ....... 342,445
44,000 The Chugoku Electric Power Co. Inc. .... 270,907
18,000 The Kansai Electric Power Co. Inc. ..... 250,234
50,000 Tohoku Electric Power Co. Inc. ........ 323,742
30,419,056
Energy and Utilities: Natural Gas  — 1.2%
16,000 APA Corp. ...................... 657,600
200,000 Enterprise Products Partners LP ....... 5,474,000
47,000 Kinder Morgan Inc. ................ 779,260
171,500 National Fuel Gas Co. .............. 8,902,565
30,000 National Grid plc .................. 358,709
22,000 National Grid plc, ADR .............. 1,333,860
14,300 ONEOK Inc. ..................... 907,049
75,000 Sempra ........................ 5,102,250
62,000 Southwest Gas Holdings Inc. ......... 3,745,420
74,000 UGI Corp. ....................... 1,702,000
28,962,713
Shares
Market
Value
Energy and Utilities: Oil  — 4.8%
82,900 Chevron Corp. ................... $ 13,978,598
208,300 ConocoPhillips ................... 24,954,340
65,000 Devon Energy Corp. ............... 3,100,500
123,000 Eni SpA, ADR .................... 3,926,160
375,000 Equinor ASA, ADR ................ 12,296,250
112,000 Exxon Mobil Corp. ................ 13,168,960
15,700 Hess Corp. ...................... 2,402,100
129,500 Marathon Petroleum Corp. ........... 19,598,530
68,585 Occidental Petroleum Corp. .......... 4,449,795
100,000 PetroChina Co. Ltd., Cl. H ........... 75,342
25,000 Petroleo Brasileiro SA, ADR .......... 374,750
52,000 Phillips 66 ...................... 6,247,800
75,000 Repsol SA, ADR .................. 1,233,750
97,800 Shell plc, ADR ................... 6,296,364
1,000 Texas Pacific Land Corp. ............ 1,823,560
70,000 TotalEnergies SE, ADR .............. 4,603,200
2,891 Woodside Energy Group Ltd., ADR ..... 67,331
118,597,330
Energy and Utilities: Services  — 1.6%
2,000 Baker Hughes Co. ................. 70,640
30,000 Dril-Quip Inc.† ................... 845,100
556,325 Halliburton Co. ................... 22,531,163
117,975 Oceaneering International Inc.† ....... 3,034,317
211,000 Schlumberger NV ................. 12,301,300
38,782,520
Energy and Utilities: Water  — 0.2%
11,000 American States Water Co. ........... 865,480
6,000 American Water Works Co. Inc. ....... 742,980
14,000 Essential Utilities Inc. .............. 480,620
51,000 Mueller Water Products Inc., Cl. A ..... 646,680
34,000 Severn Trent plc .................. 981,082
22,000 SJW Group ..................... 1,322,420
7,500 The York Water Co. ................ 281,175
8,000 United Utilities Group plc, ADR ........ 186,400
5,506,837
Entertainment  — 2.4%
222,000 Atlanta Braves Holdings Inc., Cl. A† .... 8,673,540
50,000 Atlanta Braves Holdings Inc., Cl. C† .... 1,786,500
6,000 Caesars Entertainment Inc.† .......... 278,100
61,333 Fox Corp., Cl. A ................... 1,913,589
68,000 Fox Corp., Cl. B ................... 1,963,840
3,000 International Game Technology plc ..... 90,960
20,000 Liberty Media Corp.-Liberty Live, Cl. C† .. 642,000
59,880 Madison Square Garden Entertainment
Corp.† ....................... 1,970,651
49,500 Madison Square Garden Sports Corp. ... 8,726,850
20,200 Netflix Inc.† ..................... 7,627,520
92,000 Paramount Global, Cl. A ............. 1,452,680
300,000 Paramount Global, Cl. B ............. 3,870,000

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
3,000 Penn Entertainment Inc.† ............ $ 68,850
59,880 Sphere Entertainment Co.† .......... 2,225,141
16,000 Take-Two Interactive Software Inc.† .... 2,246,240
25,000 The Walt Disney Co.† .............. 2,026,250
107,200 Universal Music Group NV ........... 2,802,829
605,000 Vivendi SE ...................... 5,306,422
420,000 Warner Bros Discovery Inc.† ......... 4,561,200
58,233,162
Environmental Services  — 2.3%
181,000 Republic Services Inc. .............. 25,794,310
29,180 Veolia Environnement SA ............ 846,231
97,222 Waste Connections Inc. ............. 13,056,914
117,000 Waste Management Inc. ............ 17,835,480
57,532,935
Equipment and Supplies  — 2.0%
83,000 CIRCOR International Inc.† .......... 4,627,250
3,000 CTS Corp. ...................... 125,220
9,700 Danaher Corp. ................... 2,406,570
126,765 Flowserve Corp. .................. 5,041,444
126,000 Graco Inc. ...................... 9,182,880
135,000 Mueller Industries Inc. .............. 10,146,600
456,825 RPC Inc. ....................... 4,084,016
70,000 Sealed Air Corp. .................. 2,300,200
25,800 The L.S. Starrett Co., Cl. A† .......... 277,350
96,000 The Timken Co. ................... 7,055,040
17,000 Valmont Industries Inc. ............. 4,083,570
49,330,140
Financial Services  — 14.3%
4,500 AJ Bell plc ...................... 15,066
297,408 American Express Co. .............. 44,370,300
120,000 American International Group Inc. ...... 7,272,000
314,600 Bank of America Corp. .............. 8,613,748
60,000 Berkshire Hathaway Inc., Cl. B† ....... 21,018,000
16,200 BlackRock Inc. ................... 10,473,138
76,300 Blackstone Inc. ................... 8,174,782
7,174 Brookfield Asset Management Ltd., Cl. A . 239,181
28,500 Brookfield Corp. .................. 891,195
196 Brookfield Reinsurance Ltd. .......... 6,168
2,300 Brooks Macdonald Group plc ......... 46,724
22,000 Cannae Holdings Inc.† .............. 410,080
219,000 Citigroup Inc. .................... 9,007,470
5,000 Cohen & Steers Inc. ............... 313,450
18,500 Cullen/Frost Bankers Inc. ............ 1,687,385
11,000 EXOR NV ....................... 976,201
140 Farmers & Merchants Bank of Long Beach 680,120
37,000 Fidelity National Financial Inc. ......... 1,528,100
80,000 FTAI Aviation Ltd. ................. 2,844,000
135,000 Graf Acquisition Corp. IV† ........... 1,120,500
Shares
Market
Value
23,000 HSBC Holdings plc, ADR ............ $ 907,580
23,249 Interactive Brokers Group Inc., Cl. A .... 2,012,433
20,450 Intercontinental Exchange Inc. ........ 2,249,909
155,000 Invesco Ltd. ..................... 2,250,600
12,500 Janus Henderson Group plc .......... 322,750
324,747 JPMorgan Chase & Co. ............. 47,094,810
65,000 KeyCorp. ....................... 699,400
30,000 Kinnevik AB, Cl. B† ................ 299,848
55,000 KKR & Co. Inc. ................... 3,388,000
85,000 Loews Corp. ..................... 5,381,350
42,000 M&T Bank Corp. .................. 5,310,900
189,726 Morgan Stanley .................. 15,494,922
4,000 MSCI Inc. ....................... 2,052,320
70,000 National Australia Bank Ltd., ADR ...... 651,700
128,000 Navient Corp. .................... 2,204,160
60,000 New York Community Bancorp Inc. ..... 680,400
91,000 Northern Trust Corp. ............... 6,322,680
158,761 Oaktree Specialty Lending Corp. ....... 3,194,280
12,000 PayPal Holdings Inc.† .............. 701,520
80,000 Resona Holdings Inc. .............. 443,415
15,000 S&P Global Inc. .................. 5,481,150
90,000 SLM Corp. ...................... 1,225,800
154,000 State Street Corp. ................. 10,311,840
123,000 T. Rowe Price Group Inc. ............ 12,899,010
621,000 The Bank of New York Mellon Corp. .... 26,485,650
34,000 The Goldman Sachs Group Inc. ....... 11,001,380
90,000 The Hartford Financial Services Group Inc. 6,381,900
141,000 The PNC Financial Services Group Inc. .. 17,310,570
75,500 The Travelers Companies Inc. ......... 12,329,905
60,000 W. R. Berkley Corp. ................ 3,809,400
551,000 Wells Fargo & Co. ................. 22,513,860
2,300 Willis Towers Watson plc ............ 480,608
351,581,658
Food and Beverage  — 10.3%
12,000 Ajinomoto Co. Inc. ................ 462,848
98,117 BellRing Brands Inc.† .............. 4,045,364
12,500 Brown-Forman Corp., Cl. B .......... 721,125
148,000 Campbell Soup Co. ................ 6,079,840
950,000 China Mengniu Dairy Co. Ltd. ......... 3,184,480
48,000 Chr. Hansen Holding A/S ............ 2,942,143
226,000 Conagra Brands Inc. ............... 6,196,920
8,000 Constellation Brands Inc., Cl. A ........ 2,010,640
157,500 Danone SA ...................... 8,702,172
1,950,000 Davide Campari-Milano NV .......... 23,018,183
1,250 Diageo plc ...................... 46,272
112,000 Diageo plc, ADR .................. 16,708,160
70,954 Flowers Foods Inc. ................ 1,573,760
194,200 General Mills Inc. ................. 12,426,858
2,000 Glanbia plc ...................... 33,007
18,000 Heineken Holding NV ............... 1,358,778
5,000 Hostess Brands Inc.† .............. 166,550

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
260,000 ITO EN Ltd. ..................... $ 8,366,836
110,000 Keurig Dr Pepper Inc. .............. 3,472,700
332,000 Kikkoman Corp. .................. 17,426,445
2,000 Lamb Weston Holdings Inc. .......... 184,920
10,000 Lifecore Biomedical Inc.† ............ 75,450
108,000 Maple Leaf Foods Inc. .............. 2,075,317
6,000 McCormick & Co. Inc. .............. 473,280
35,000 Molson Coors Beverage Co., Cl. B ...... 2,225,650
517,000 Mondelēz International Inc., Cl. A ...... 35,879,800
30,000 Morinaga Milk Industry Co. Ltd. ....... 1,129,617
10,000 Nathan's Famous Inc. .............. 706,600
4,000 National Beverage Corp.† ............ 188,080
22,000 Nestlé SA ....................... 2,493,341
35,000 Nestlé SA, ADR ................... 3,960,950
128,000 Nissin Foods Holdings Co. Ltd. ........ 10,642,398
69,982 Nomad Foods Ltd.† ................ 1,065,126
70,250 PepsiCo Inc. ..................... 11,903,160
61,000 Pernod Ricard SA ................. 10,180,102
42,000 Post Holdings Inc.† ................ 3,601,080
24,500 Remy Cointreau SA ................ 2,995,639
18,000 Suntory Beverage & Food Ltd. ........ 548,046
2,500 The Boston Beer Co. Inc., Cl. A† ....... 973,825
265,000 The Coca-Cola Co. ................ 14,834,700
50,000 The Hain Celestial Group Inc.† ........ 518,500
5,000 The J.M. Smucker Co. .............. 614,550
379,000 The Kraft Heinz Co. ................ 12,749,560
6,000 TreeHouse Foods Inc.† ............. 261,480
25,000 Unilever plc, ADR ................. 1,235,000
470,000 Yakult Honsha Co. Ltd. ............. 11,426,057
251,885,309
Health Care  — 11.1%
30,500 Abbott Laboratories ............... 2,953,925
58,850 AbbVie Inc. ..................... 8,772,181
42,486 AstraZeneca plc, ADR .............. 2,877,152
185,987 Avantor Inc.† .................... 3,920,606
89,727 Bausch + Lomb Corp.† ............. 1,520,873
80,000 Baxter International Inc. ............. 3,019,200
1,000 Bayer AG ....................... 48,052
10,000 Becton Dickinson & Co. ............. 2,585,300
2,500 BioMarin Pharmaceutical Inc.† ........ 221,200
9,000 Bio-Rad Laboratories Inc., Cl. A† ...... 3,226,050
130,800 Bristol-Myers Squibb Co. ............ 7,591,632
55,000 Catalent Inc.† .................... 2,504,150
45,000 Cencora Inc. ..................... 8,098,650
9,000 Charles River Laboratories International
Inc.† ........................ 1,763,820
12,888 Chemed Corp. ................... 6,697,894
35,000 DaVita Inc.† ..................... 3,308,550
1,000 Demant A/S† .................... 41,477
Shares
Market
Value
100,000 DENTSPLY SIRONA Inc. ............ $ 3,416,000
55,000 Elanco Animal Health Inc.† ........... 618,200
13,000 Elevance Health Inc. ............... 5,660,460
50,900 Eli Lilly & Co. .................... 27,339,917
225,000 Evolent Health Inc., Cl. A† ........... 6,126,750
24,500 Fortrea Holdings Inc.† .............. 700,455
2,967 GE HealthCare Technologies Inc. ....... 201,875
12,510 Gerresheimer AG ................. 1,315,345
18,319 Halozyme Therapeutics Inc.† ......... 699,786
32,500 HCA Healthcare Inc. ............... 7,994,350
38,500 Henry Schein Inc.† ................ 2,858,625
30,000 ICU Medical Inc.† ................. 3,570,300
8,000 Incyte Corp.† .................... 462,160
47,371 Integer Holdings Corp.† ............. 3,715,307
15,900 Intuitive Surgical Inc.† .............. 4,647,411
105,636 Johnson & Johnson ............... 16,452,807
3,727 Kenvue Inc. ..................... 74,839
24,500 Laboratory Corp. of America Holdings ... 4,925,725
12,000 McKesson Corp. .................. 5,218,200
40,000 Medtronic plc .................... 3,134,400
133,000 Merck & Co. Inc. .................. 13,692,350
191,042 Option Care Health Inc.† ............ 6,180,209
1,000 Organon & Co. ................... 17,360
20,000 Owens & Minor Inc.† .............. 323,200
100,000 Pacific Biosciences of California Inc.† ... 835,000
68,000 Patterson Cos. Inc. ................ 2,015,520
78,000 Perrigo Co. plc ................... 2,492,100
75,000 PetIQ Inc.† ...................... 1,477,500
388,588 Pfizer Inc. ...................... 12,889,464
11,127 QuidelOrtho Corp.† ................ 812,716
200 Roche Holding AG ................. 54,722
25,000 Silk Road Medical Inc.† ............. 374,750
17,500 Stryker Corp. .................... 4,782,225
3,600 Teladoc Health Inc.† ............... 66,924
150,000 Tenet Healthcare Corp.† ............. 9,883,500
62,000 The Cigna Group .................. 17,736,340
12,000 The Cooper Companies Inc. .......... 3,816,120
21,252 Treace Medical Concepts Inc.† ........ 278,614
23,900 UnitedHealth Group Inc. ............ 12,050,141
10,000 Vertex Pharmaceuticals Inc.† ......... 3,477,400
25,000 Viatris Inc. ...................... 246,500
35,000 Zimmer Biomet Holdings Inc. ......... 3,927,700
105,038 Zoetis Inc. ...................... 18,274,511
273,988,490
Hotels and Gaming  — 0.4%
19,000 Accor SA ....................... 641,603
80,800 Boyd Gaming Corp. ................ 4,915,064
29,500 Entain plc ....................... 335,742
400 Flutter Entertainment plc† ........... 65,349
4,700 Gambling.com Group Ltd.† .......... 61,476
18,500 Las Vegas Sands Corp. ............. 848,040

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Hotels and Gaming (Continued)
400,000 Mandarin Oriental International Ltd. .... $ 682,000
40,400 MGM Resorts International .......... 1,485,104
15,000 Ryman Hospitality Properties Inc., REIT . 1,249,200
5,000 Wyndham Hotels & Resorts Inc. ....... 347,700
500 Wynn Resorts Ltd. ................ 46,205
10,677,483
Machinery  — 2.7%
57,000 Astec Industries Inc. ............... 2,685,270
140,000 CNH Industrial NV ................. 1,708,093
1,508,000 CNH Industrial NV, New York ......... 18,246,800
64,000 Deere & Co. ..................... 24,152,320
7,500 Generac Holdings Inc.† ............. 817,200
5,500 Otis Worldwide Corp. .............. 441,705
1,500 Tennant Co. ..................... 111,225
40,000 Twin Disc Inc.† ................... 548,800
179,905 Xylem Inc. ...................... 16,376,752
65,088,165
Metals and Mining  — 1.2%
59,585 Agnico Eagle Mines Ltd. ............ 2,708,138
20,000 Alliance Resource Partners LP ........ 450,600
119,190 Barrick Gold Corp. ................ 1,734,215
8,000 BHP Group Ltd., ADR .............. 455,040
6,800 Cameco Corp. .................... 269,552
36,000 Franco-Nevada Corp. ............... 4,806,096
860 Franco-Nevada Corp., New York ....... 114,801
200,000 Freeport-McMoRan Inc. ............. 7,458,000
270,620 Newmont Corp. .................. 9,999,409
9,615 Osisko Gold Royalties Ltd., New York ... 112,976
3,645 Wheaton Precious Metals Corp. ....... 147,805
28,256,632
Paper and Forest Products  — 0.0%
200 Keweenaw Land Association Ltd.† ..... 4,450
Publishing  — 0.0%
1,200 Graham Holdings Co., Cl. B .......... 699,600
Real Estate Investment Trust  — 0.5%
36,500 American Tower Corp. .............. 6,002,425
16,000 Crown Castle Inc. ................. 1,472,480
3,000 Equinix Inc. ..................... 2,178,780
1,300 VICI Properties Inc. ................ 37,830
85,000 Weyerhaeuser Co. ................. 2,606,100
12,297,615
Retail  — 3.6%
101,808 AutoNation Inc.† .................. 15,413,731
1,300 AutoZone Inc.† ................... 3,301,987
19,000 Bassett Furniture Industries Inc. ....... 278,350
40,000 CarMax Inc.† .................... 2,829,200
Shares
Market
Value
1,290 Chipotle Mexican Grill Inc.† .......... $ 2,363,061
200,000 Conn's Inc.† ..................... 790,000
11,000 Costco Wholesale Corp. ............. 6,214,560
288,000 CVS Health Corp. ................. 20,108,160
30,000 EVgo Inc.† ...................... 101,400
98,500 Ingles Markets Inc., Cl. A ............ 7,420,005
34,530 Lowe's Companies Inc. ............. 7,176,715
6,000 Macy's Inc. ..................... 69,660
7,900 MSC Industrial Direct Co. Inc., Cl. A .... 775,385
56,250 Rush Enterprises Inc., Cl. B .......... 2,547,563
250,000 Sally Beauty Holdings Inc.† .......... 2,095,000
118,000 Seven & i Holdings Co. Ltd. .......... 4,623,193
50,000 Starbucks Corp. .................. 4,563,500
12,000 The Home Depot Inc. ............... 3,625,920
70,000 Walgreens Boots Alliance Inc. ........ 1,556,800
20,000 Walmart Inc. .................... 3,198,600
89,052,790
Semiconductors  — 1.0%
31,000 Advanced Micro Devices Inc.† ........ 3,187,420
6,100 ASML Holding NV ................. 3,590,826
3,000 Entegris Inc. ..................... 281,730
36,000 Lattice Semiconductor Corp.† ........ 3,093,480
29,500 NVIDIA Corp. .................... 12,832,205
1,500 NXP Semiconductors NV ............ 299,880
34,804 SkyWater Technology Inc.† .......... 209,520
11,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 955,900
24,450,961
Specialty Chemicals  — 1.7%
18,000 Air Products and Chemicals Inc. ....... 5,101,200
30,000 Ashland Inc. ..................... 2,450,400
10,000 Axalta Coating Systems Ltd.† ......... 269,000
5,000 Dow Inc. ....................... 257,800
400 DSM-Firmenich AG ................ 33,887
316,000 DuPont de Nemours Inc. ............ 23,570,440
27,000 FMC Corp. ...................... 1,808,190
83,000 Olin Corp. ...................... 4,148,340
16,500 Rogers Corp.† ................... 2,169,255
5,000 Sensient Technologies Corp. ......... 292,400
65,000 Valvoline Inc. .................... 2,095,600
42,196,512
Telecommunications  — 2.1%
83,000 AT&T Inc. ....................... 1,246,660
168,000 BCE Inc. ........................ 6,412,560
15,000 Comtech Telecommunications Corp. .... 131,250
430,000 Deutsche Telekom AG, ADR .......... 9,012,800
73,750 Eurotelesites AG† ................. 322,805
62,279 GCI Liberty Inc., Escrow† ........... 0
195,000 Hellenic Telecommunications Organization
SA, ADR ...................... 1,366,950

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — September 30, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
50,000 Orange SA, ADR .................. $ 574,500
50,000 Pharol SGPS SA† ................. 2,210
40,000 Proximus SA .................... 325,548
30,000 Telefonica SA, ADR ................ 122,100
295,000 Telekom Austria AG ................ 2,058,466
25,000 Telenet Group Holding NV ........... 559,814
100,000 Telephone and Data Systems Inc. ...... 1,831,000
110,000 Telstra Group Ltd., ADR ............. 1,362,900
270,000 TELUS Corp. .................... 4,411,800
70,000 T-Mobile US Inc.† ................. 9,803,500
12,000 VEON Ltd., ADR† ................. 234,000
295,086 Verizon Communications Inc. ......... 9,563,737
131,000 Vodafone Group plc, ADR ........... 1,241,880
50,584,480
Transportation  — 0.9%
28,840 Canadian Pacific Kansas City Ltd. ...... 2,145,984
180,000 GATX Corp. ..................... 19,589,400
21,735,384
Wireless Communications  — 0.1%
68,000 United States Cellular Corp.† ......... 2,921,960
TOTAL COMMON STOCKS ......... 2,332,388,656
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ............... 93,600
PREFERRED STOCKS  — 0.1%
Consumer Services  — 0.1%
58,000 Qurate Retail Inc., 8.000%, 03/15/31 .... 1,661,700
Health Care  — 0.0%
2,296 XOMA Corp., Ser. A, 8.625% ......... 54,645
TOTAL PREFERRED STOCKS ........ 1,716,345
MANDATORY CONVERTIBLE SECURITIES(a)  — 0.2%
Energy and Utilities  — 0.2%
123,000 El Paso Energy Capital Trust I,
4.750%, 03/31/28 ............... 5,585,430
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
32,000 Ampco-Pittsburgh Corp., expire 08/01/25† 10,240
Energy and Utilities: Oil  — 0.0%
12,257 Occidental Petroleum Corp., expire
08/03/27† ..................... 530,115
Shares
Market
Value
Energy and Utilities: Services  — 0.0%
3,081 Weatherford International plc, expire
12/13/23† ..................... $ 7,395
TOTAL WARRANTS .............. 547,750
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.0%
Cable and Satellite  — 0.0%
$ 600,000 DISH Network Corp.,
3.375%, 08/15/26 ............... 363,600
U.S. GOVERNMENT OBLIGATIONS  — 4.8%
118,580,000 U.S. Treasury Bills,
5.109% to 5.446%††, 10/19/23 to
03/14/24 ...................... 117,327,604
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,615,034,711) ............ $ 2,458,022,985
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 87.3% $ 2,147,262,805
Europe .............................. 8.5 208,992,460
Japan ............................... 3.7 90,284,387
Asia/Pacific ......................... 0.4 8,958,333
Latin America ....................... 0.1 2,525,000
Total Investments ................... 100.0% $ 2,458,022,985